Scharf Multi-Asset Opportunity Fund
Schedule of Investments
June 30, 2021 (Unaudited)

Shares	COMMON STOCKS - 69.33%	Value
	Aerospace and Defense - 2.78%
3,821	Lockheed Martin Corp.	$1,445,675
	Beverages - 1.90%
8,150	Heineken N.V. (b)	987,645
	Biotechnology - 1.54%
4,364	Alexion Pharmaceuticals, Inc. (a)	801,711
	Building Products - 2.84%
25,035	Masco Corp.	1,474,812
	Chemicals - 2.51%
40,145	Valvoline, Inc.	1,303,107
	Commercial Services & Supplies - 1.34%
14,760	Herman Miller, Inc.	695,786
	Construction & Engineering - 0.91%
3,549	Jacobs Engineering Group, Inc.	473,508
	Diversified Financial Services - 4.27%
7,999	Berkshire Hathaway, Inc. - Class B (a)	2,223,082
	Food Products - 1.99%
14,698	Danone (b)	1,034,707
	Health Care Providers & Services - 10.83%
21,492	Centene Corp. (a)	1,567,411
20,595	CVS Health Corp.	1,718,447
8,883	McKesson Corp.	1,698,785
4,930	Quest Diagnostics, Inc.	650,612
		5,635,255
	Hotels, Restaurants & Leisure - 1.50%
144,900	Domino's Pizza Group plc (b)	778,909
	Insurance - 4.97%
1,392	Markel Corp. (a)	1,651,900
9,489	Progressive Corp.	931,915
		2,583,815
	Interactive Media & Services - 1.54%
3,913	Baidu, Inc. - ADR (a)	797,861
	IT Services - 3.74%
16,176	Cognizant Technology Solutions Corp. - Class A	1,120,350
7,737	Fiserv, Inc. (a)	827,008
		1,947,358
	Media - 6.50%
32,776	Comcast Corp. - Class A	1,868,888
8,714	Liberty Broadband Corp. (a)	1,513,273
		3,382,161
	Personal Products - 1.97%
17,534	Unilever plc - ADR	1,025,739
	Pharmaceuticals - 4.75%
7,870	Johnson & Johnson	1,296,504
12,869	Novartis AG - ADR	1,174,167
		2,470,671
	Road & Rail - 1.17%
2,147	Kansas City Southern	608,395
	Software - 8.77%
10,930	Microsoft Corp.	2,960,937
20,573	Oracle Corp.	1,601,402
		4,562,339
	Specialty Retail - 3.51%
8,909	Advance Auto Parts, Inc.	1,827,592
	TOTAL COMMON STOCKS (Cost $24,337,653)	36,060,128

	PREFERRED STOCKS - 5.28%
	Closed-End Fund - 1.96%
38,400	Gabelli Equity Trust, Inc. - Series K, 5.00%	1,018,944
	Technology Hardware, Storage & Peripherals - 3.32%
26,435	Samsung Electronics Co., Ltd. 3.59% (b)	1,730,018
	TOTAL PREFERRED STOCKS (Cost $1,406,208)	2,748,962

	REIT - 1.44%
	Equity Real Estate Investment Trust (REIT) - 1.44%
11,250	Realty Income Corp.	750,825
	TOTAL REIT (Cost $738,103)	750,825

	EXCHANGE-TRADED FUNDS - 4.59%
46,929	iShares Silver Trust (a)	1,136,620
7,558	SPDR Gold Shares (a)	1,251,832
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,829,815)	2,388,452

Principal
Amount	CORPORATE BONDS - 8.39%
	Beverages - 0.16%
	Keurig Dr Pepper, Inc.
$76,000	4.057%, 5/25/2023	81,041
	Biotechnology - 0.30%
	AbbVie, Inc.
150,000	2.30%, 11/21/2022 (d)	153,966
	Capital Markets - 1.49%
	Charles Schwab Corp.
700,000	5.375%, 5/1/2025	775,460
	Chemicals - 0.10%
	DuPont de Nemours, Inc.
50,000	4.205%, 11/15/2023	54,186
	Computer and Electronic Product Manufacturing - 0.19%
	Digital Equipment Corp.
89,000	7.75%, 4/1/2023	97,748
	Entertainment - 0.33%
	Walt Disney Co.
150,000	8.875%, 4/26/2023	172,560
	Health Care Providers & Services - 0.30%
	McKesson Corp.
150,000	2.70%, 12/15/2022	154,004
	Internet & Direct Marketing Retail - 0.63%
	Amazon.com, Inc.
150,000	5.20%, 12/3/2025	176,155
	eBay, Inc.
150,000	2.60%, 7/15/2022	152,634
		328,789
	IT Services - 0.36%
	International Business Machines Corp.
150,000	7.00%, 10/30/2025	188,298
	Life Sciences Tools & Services - 0.32%
	Thermo Fisher Scientific, Inc.
150,000	4.133%, 3/25/2025	166,445
	Petroleum and Coal Products Manufacturing - 1.13%
	Murphy Oil USA, Inc.
557,000	5.625%, 5/1/2027	589,507
	Pharmaceutical and Medicine Manufacturing - 0.33%
	Wyeth LLC
150,000	6.45%, 2/1/2024	172,996
	Road & Rail - 0.53%
	Bestfoods, Inc.
150,000	7.25%, 12/15/2026	197,871
	Burlington Northern Santa Fe LLC
75,000	3.05%, 9/1/2022	76,865
		274,736
	Securities and Commodity Contracts Intermediation and Brokerage - 1.91%
	Goldman Sachs Group, Inc.
1,001,000	4.00%, (3 Month LIBOR + 0.7675%), 6/1/2043 (c)	994,493
	Specialty Retail - 0.31%
	Advance Auto Parts, Inc.
150,000	4.50%, 12/1/2023	161,280
	TOTAL CORPORATE BONDS (Cost $4,032,259)	4,365,509

	MUNICIPAL BONDS - 4.31%
	California Health Facilities Financing Authority, Revenue Bonds, Chinese Hospital Association
10,000	3.00%, 6/1/2024, Series 2012	10,233
	California Health Facilities Financing Authority, Revenue Bonds, Persons with Developmental Disabilities
145,000	7.875%, 2/1/2026, Series 2011B	145,805
	California State, General Obligation, Highway Safety, Traffic Reduction, Air Quality and Port Security Bonds
90,000	6.509%, 4/1/2039, Series 2009B	91,227
	California State, General Obligation, Various Purpose
370,000	6.65%, 3/1/2022, Series 2010	385,960
	City of New York, General Obligation, Build America Bonds
75,000	5.887%, 12/1/2024	87,688
35,000	5.424%, 3/1/2025	40,650
	Commonwealth of Massachusetts, Build America Bonds
110,000	4.20%, 12/1/2021	111,838
	Dana Point California Community Facilities Taxable - Series B
100,000	0.847%, 9/1/2021	100,036
120,000	1.017%, 9/1/2022	120,308
	San Francisco Bay Area Toll Authority, Revenue Bonds
100,000	2.128%, 4/1/2022	101,319
100,000	2.234%, 4/1/2023	102,920
75,000	6.793%, 4/1/2030	91,774
	Santa Clara Valley Transportation Authority, Sales Tax Revenue, Build America Bonds
75,000	4.899%, 4/1/2022	77,562
	State of California, Build America Bonds
35,000	5.70%, 11/1/2021	35,637
15,000	4.988%, 4/1/2039	16,149
	State of Connecticut, Build America Bonds
240,000	5.20%, 12/1/2022	256,438
25,000	5.30%, 12/1/2023	27,819
	State of Georgia, School Construction Bonds
15,000	4.35%, 2/1/2029	15,877
	State of Hawaii, Build America Bonds, Taxable
25,000	5.10%, 2/1/2024	27,907
	State of Oregon, General Obligation, Board of Higher Educations - Taxable
10,000	5.742%, 8/1/2024, Series A	10,854
	Toledo City School District, General Obligation Bond, Taxable
225,000	5.00%, 12/1/2024	256,525
	University of California, Build America Bonds
100,000	6.296%, 5/15/2050	126,608
	TOTAL MUNICIPAL BONDS (Cost $2,209,509)	2,241,134

	OTHER SECURITIES - 2.00%
	Independent Power and Renewable Electricity Producers - 2.00%
26,310	Tennessee Valley Authority, Series A, Power Bond	679,324
	2.216%, (reset annually @ CMT 30 year index average + 84 bps if lower than current rate), 5/1/2029 (c)
13,475	Tennessee Valley Authority, Series D, PAARS, Power Bond	359,243
	2.134%, (reset annually @ CMT 30 year index average + 94 bps if lower than current rate), 6/1/2028 (c)
	TOTAL OTHER SECURITIES (Cost $1,028,437)	1,038,567

Shares	MONEY MARKET FUND - 4.75%
2,469,899	First American Treasury Obligations Fund, Class Z, 0.01% (e)	2,469,899
	TOTAL MONEY MARKET FUND (Cost $2,469,899)	2,469,899

	Total Investments in Securities (Cost $38,051,883) - 100.09%	52,063,476
	Liabilities in Excess of Other Assets - (0.09)%	(47,933)
	TOTAL NET ASSETS - 100.00%	$52,015,543

ADR	American Depository Receipt
CMT	Constant Maturity
LIBOR	London Interbank Offered Rate
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	Variable rate security. Rate shown reflects the rate in effect as of June 30, 2021.
(d)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers."   As of June 30, 2021, the value of these invesetments was $153,966 or 0.30% of total net assets.

(e)	Rate shown is the 7-day annualized yield as of June 30, 2021.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Scharf Multi-Asset Opportunity Fund
Summary of Fair Value Disclosure at June 30, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2021:

Scharf Multi-Asset Opportunity Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$4,180,021	$-	$-	$4,180,021
Consumer Discretionary	2,606,502	-	-	2,606,502
Consumer Staples	3,048,091	-	-	3,048,091
Financials	4,806,897	-	-	4,806,897
Health Care	8,907,637	-	-	8,907,637
Industrials	4,698,177	-	-	4,698,177
Information Technology	6,509,697	-	-	6,509,697
Materials	1,303,107	-	-	1,303,107
Total Common Stocks	36,060,128	-	-	36,060,128
Preferred Stocks
Closed-End Fund	1,018,944	-	-	1,018,944
Information Technology	1,730,018	-	-	1,730,018
Total Preferred Stocks	2,748,962	-	-	2,748,962
REIT	750,825	-	-	750,825
Exchange-Traded Funds	2,388,452	-	-	2,388,452
Fixed Income
Corporate Bonds	-	4,365,509	-	4,365,509
Municipal Bonds	-	2,241,134	-	2,241,134
Total Fixed Income	-	6,606,643	-	6,606,643
Other Securities	1,038,567	-	-	1,038,567
Money Market Fund	2,469,899	-	-	2,469,899
Total Investments in Securities	$45,456,833	$6,606,643	$-	$52,063,476

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.